INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of Income Tax Expense (Benefit)
Total income tax expense	$ 17,465	$ 16,996	$ 16,858
Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Effect of taxable income in various countries	16,342	16,311	16,725
Effect of change on uncertain tax positions relating to prior year	1,329	685	133
Effect of recognition of deferred tax asset and liabilities	(206)	0	0
Total income tax expense	$ 17,465	$ 16,996	$ 16,858
Foreign Tax Authority | Marshall Islands
Components of Income Tax Expense (Benefit)
Statutory income tax rate	0.00%	0.00%	0.00%